Trade and other receivables (Tables)	12 Months Ended
Jun. 30, 2018
Trade and other receivables
Schedule of trade and other receivables

	2018	2017
for the year ended 30 June	Rm	Rm
Trade receivables	23 742	20 982
Other receivables*	3 003	3 759
Related party receivables – equity accounted investments	102	92
Impairment of trade receivables	(199)	(158)

Trade and other receivables	26 648	24 675
Duties recoverable from customers	600	412
Prepaid expenses	829	1 133
Value added tax	1 652	1 421

	29 729	27 641

*	Other receivables include short-term portion of long-term receivables, receivables related to exploration activities and employee-related receivables.

Summary of credit risk exposure in respect of trade receivables

	Carrying		Carrying
	value	Impairment	value	Impairment
	2018	2018	2017	2017
for the year ended 30 June	Rm	Rm	Rm	Rm
Age analysis of trade receivables
Not past due date	21 611	3	19 537	5
Past due 0 – 30 days	1 477	5	1 073	7
Past due 31 – 150 days	257	18	197	6
Past due 151 days – one year	93	44	22	10
More than one year**	304	129	153	130

	23 742	199	20 982	158

**More than one year relates to long outstanding balances for specific customers who have exceeded their contractual repayment terms.

Summary of business segmentation of trade and other receivables

	2018	2017
	Rm	Rm
Business segmentation
 Mining	428	422
 Exploration and Production International	736	743
 Energy	11 487	8 323
 Base Chemicals	6 308	5 562
 Performance Chemicals	9 299	9 793
 Group Functions	1 471	2 798

Total operations	29 729	27 641